Cover	Jul. 16, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 16, 2024
Entity Registrant Name	UNITEDHEALTH GROUP INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10864
Entity Tax Identification Number	41-1321939
Entity Address, Address Line One	UnitedHealth Group Center, 9900 Bren Road East,
Entity Address, City or Town	Minnetonka,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	952
Local Phone Number	936-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	UNH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000731766
Amendment Flag	false